Note 2 - Basis of Presentation	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.
Basis of presentation

(a) Statement of Compliance

These unaudited condensed consolidated interim financial statements of the Company as at
September 30, 2018,
were prepared in accordance with International Accounting Standard (“IAS”)
34,
Interim Financial Reporting
as issued by the International Accounting Standards Board (“IASB”) and do
not
include all of the information required for full annual financial statements. They do not
include all of the information and disclosures required by IFRS for annual financial statements. In the opinion of management, all adjustments considered necessary for fair presentation have been included in these unaudited condensed consolidated interim financial statements. Operating results for the three
- and
nine
-month periods ended
September 30, 2018,
are
not
necessarily indicative of the results that
may
be expected for the full year ended
December 31, 2018.
For further information, see the Company’s audited consolidated financial statements including notes thereto for the year ended
December 31, 2017.
These unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements and accompanying notes.

The unaudited condensed consolidated interim financial statements of the Company were reviewed by the Audit Committee and approved and authorized for issue by the Board of Directors on
November 6, 2018.

(b) Functional and presentation currency

The functional and presentation currency of the Company is the US dollar.

(c) Significant accounting judgments, estimates and assumptions

The preparation of these unaudited condensed consolidated interim financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities at the date of the unaudited condensed consolidated interim financial statements and reported amounts of revenues and expenses during the reporting period. Actual outcomes could differ from these estimates.

Management’s assessment of the Company’s ability to continue as a going concern involves making a judgment, at a particular point in time, about inherently uncertain future outcomes and events or conditions. Please see note
5
(b) (ii) for a discussion of the factors considered by management in arriving at its assessment.

The unaudited condensed consolidated interim financial statements include estimates, which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the unaudited condensed consolidated interim financial statements, and may
require accounting adjustments based on future occurrences. The estimates and underlying assumptions are reviewed on a regular basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.